SUPPLEMENT DATED SEPTEMBER 14, 2022

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2022

PROSPECTUS, INITIAL SUMMARY PROSPECTUS AND

UPDATING SUMMARY PROSPECTUS FOR

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity-FP Series

PROSPECTUS AND INITIAL SUMMARY PROSPECTUS FOR

New York Life Premier Advisory Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-III	NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined in this supplement have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to inform you that the following investment division, Mainstay VP IQ Hedge Multi-Strategy – Service Class (“Mainstay VP IQ Hedge Multi-Strategy”), is available for investment as a Category B Fund for the following investment preservation riders: (i) Investment Preservation Rider 3.0; (ii) Investment Preservation Rider 4.0; (iii) Investment Preservation Rider – FP Series; and (iv) Investment Preservation Rider - Advisory. Keeping this purpose in mind, please note the following:

Effective immediately, the following Appendices are amended to include Mainstay VP IQ Hedge Multi-Strategy in Category B Funds under “Option 2 - Choose Your Own Investment Divisions”:

•	Appendices 1B and 1C of the Initial Summary Prospectus and Appendices 1C and 1D of the Prospectus and Updating Summary Prospectus for the New York Life Premier Variable Annuity II policies;
•	Appendix 1B of the Initial Summary Prospectus and Appendix 1C of the Prospectus and Updating Summary Prospectus for New York Life Premier Plus Variable Annuity II policies;
•	Appendix 1B for the Initial Summary Prospectus, Prospectus and Updating Summary Prospectus for the New York Life Premier Variable Annuity-FP Series policies; and
•	Appendices 1B and 1C of the Initial Summary Prospectus and Prospectus for the New York Life Premier Advisory Variable Annuity policies.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010